Long-Term Bank Borrowings (Details Textual)	6 Months Ended		12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Long term debt (Textual)
Long term debt interest rate range minimum	7.29%		5.76%	5.76%	5.40%	5.40%
Long term debt interest rate range maximum	7.74%		6.98%	6.98%	7.56%	7.56%
Repayments of long-term bank borrowings		$ 13,014,350	$ 17,820,400	115,000,000	$ 13,610,480	92,000,000